CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER’S EQUITY (DEFICIT) (Parenthetical) - USD ($)					1 Months Ended
	Sep. 15, 2025	May 19, 2025	Oct. 02, 2024	Nov. 09, 2022	May 31, 2025
Stock issued during the period (in shares)					5,750,000
Paid amount					$ 25,000
Sponsor
Aggregate value			$ 25,000
Repurchased shares (in shares)			3,737,500
Initial shares amount			$ 25,000
Price per unit (in dollars per share)					$ 0.003
Founder shares
Forfeiture shares (in shares)					1,000,000
Stock issued during the period (in shares)			5,750,000		7,666,667
Repurchased shares (in shares)			5,750,000
Initial shares amount					$ 25,000
Class B ordinary shares
Stock issued during the period (in shares)		5,750,000	5,750,000	3,737,500
Aggregate value				$ 25,000
Class B ordinary shares | Founder shares
Stock issued during the period (in shares)		7,666,667
Repurchased shares (in shares)			5,750,000
Class B ordinary shares | Over-allotment option
Forfeiture shares (in shares)	1,000,000	1,000,000